Other income and other expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses

33 Other income and other expenses

Other income is analysed as follows:

	2022	2021	2020
Gain on disposal of certain items of property	157	2,105	—
VAT relief	1,573	1,395	755
Reimbursements	1,289	580	498
Release of provisions for contingent liabilities	—	—	100
Other	3,505	2,334	2,529
Total	6,524	6,414	3,882

The Romanian subsidiary sold some assets recognizing the capital gain of 151 and the remaining capital gain derives from minor disposals. In 2021, the capital gains on disposals made by the Group were 2,105.

During 2022, 2021 and 2020 the Brazilian subsidiary obtained a VAT relief of 1,573, 1,395 and 755, respectively, connected to local tax rules on VAT payments.

During 2022, 2021 and 2020, the Company recorded reimbursements of 1,289, 580 and 498, respectively, related to the positive outcome of litigation started in previous years.

The item "Other" includes the revenues deriving from active leases obtained by an American subsidiary for 620, as well as contributions from the sale of photovoltaic energy and other minor items.

Other expenses amounted to 1,678 in 2022 and mainly concern a legal dispute in Brazil for 979, in addition to some minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.